As filed with the Securities and Exchange Commission on May 25, 2001
                                               Securities Act File No. 333-51036
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 1                      [X]


                              PILGRIM MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)


            7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258
               (Address of Principal Executive Offices) (Zip Code)


                                 (800) 992-0180
                  (Registrant's Area Code and Telephone Number)


                                James M. Hennessy
                          ING Pilgrim Investments, LLC
                          7337 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                     (Name and Address of Agent for Service)

                                 With copies to:
                                Jeffrey S. Puretz
                                     Dechert
                              1775 Eye Street, N.W.
                              Washington, DC 20006

                            ------------------------

 It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

                            ------------------------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

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
                                EXPLANATORY NOTE

     The purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16 (12) of Form N-14. Parts A and B to this Registration Statement are incorporated by reference to the definitive Proxy Statement/Prospectus filed on EDGAR on January 24, 2001 (SEC File No.
333-51036), and the definitive Statement of Additional Information filed on EDGAR on January 24, 2001 (SEC File No. 333-51036).

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     Article 5.2 of the Registrant's Amended and Restated Declaration of Trust provides for the indemnification of Registrant's trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("disabling conduct").

     Section 8 of Registrant's Administration Agreement provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct. Section 9 of Registrant's Distribution Agreement provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.
Section 4 of the Shareholder Service Agreement provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.

     Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

     (1)  (A)  Form of Certificate of Trust of Registrant (b)
          (B)  Form of Certificate of Amendment of Certificate of Trust (b)
          (C)  Form of Amended and Restated Declaration of Trust (b)
          (D)  Form of Establishment of Additional Series (b)
          (E)  Form of Establishment of Additional Series(b)
          (F) Form of Amendment No. 2 to Amended and Restated Declaration of Trust (b)
          (G) Form of Amendment No. 3 to Amended and Restated Declaration of Trust (b)

          (H) Form of Amendment No. 4 to Amended and Restated Declaration of Trust (b)
          (I) Form of Amendment No. 5 to Amended and Restated Declaration of Trust (b)
          (J) Form of Amendment No. 6 to Amended and Restated Declaration of Trust (b)
          (K) Form of Amendment No. 7 to Amended and Restated Declaration of Trust (b)
          (L) Form of Amendment No. 8 to Amended and Restated Declaration of Trust (b)
          (M) Form of Amendment No. 9 to Amended and Restated Declaration of Trust (b)
          (N) Form of Amendment No. 10 to Amended and Restated Declaration of Trust (a)
          (O) Form of Amendment No. 11 to Amended and Restated Declaration of Trust (c)
          (P) Form of Amendment No. 12 to Amended and Restated Declaration of Trust (c)
          (Q) Form of Amendment No. 13 to Amended and Restated Declaration of Trust (b)
          (R) Form of Amendment No. 14 to Amended and Restated Declaration of Trust (d)
          (S) Form of Amendment No. 15 to Amended and Restated Declaration of Trust (e)
          (T) Form of Amendment No. 16 to Amended and Restated Declaration of Trust (f)
          (U) Form of Amendment No. 17 to Amended and Restated Declaration of Trust (f)
          (V) Form of Amendment No. 18 to Amended and Restated Declaration of Trust (f)
          (W) Form of Amendment No. 19 to Amended and Restated Declaration of Trust (g)
          (X) Form of Amendment No. 20 to Amended and Restated Declaration of Trust (g)
          (Y) Form of Amendment No. 21 to Amended and Restated Declaration of Trust (h)
          (Z)  Form of Certificate of Amendment to Certificate of Trust (i)
          (AA) Form of Amendment No. 22 to Amended and Restated Declaration of Trust (i)
          (BB) Form of Amendment No. 23 to Amended and Restated Declaration of Trust (j)
          (CC) Form of Amendment No. 24 to Amended and Restated Declaration of Trust (o)

     (2)  (A)  Form of Amended Bylaws of Registrant (b)
          (B)  Form of Amendment to Section 2.5 of Bylaws of Registrant (b)

     (3)       Not Applicable

     (4) Form of Agreement and Plan of Reorganization between Pilgrim Global Income Fund and Pilgrim Mutual Funds, on behalf of Pilgrim Strategic Income Fund (r)

     (5)       See Exhibits (1) and (2)

     (6)  (A)  Form of  Investment  Management  Agreement  between the Trust and
               Pilgrim   Investments,   Inc.(p)
          (B)  Form  of   Portfolio   Management   Agreement   between   Pilgrim
               Investments, Inc. and Nicholas-Applegate Capital Management(l)

     (7) Form of Underwriting Agreement between the Trust and Pilgrim Securities, Inc.(r)

     (8)       Not Applicable

   (9) (A) Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co. dated as of June 1, 1998. (h)
        (B) Form of Amendment to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. (h)
        (C) Form of Foreign Custody Manager Delegation Agreement between Registrant and Brown Brothers Harriman & Co. dated as of June 1, 1998 (h)
        (D) Form of Novation Agreement to Custody Agreement with Brown Brothers Harriman & Co. (j)
        (E) Form of Appendix C to Custody Agreement with Brown Brothers Harriman & Co. (j)
        (F) Form of Novation Agreement to Foreign Custody Manager Delegation Agreement with Brown Brothers Harriman & Co. (j)
        (G) Form of Appendix C to Foreign Custody Manager Delegation Agreement with Brown Brothers Harriman & Co. (j)
        (H)  Form  of  Custodian  Agreement  with  Investors  Fiduciary  Trust
             Company (j)

   (10) (A) Form of Amended and Restated Service and Distribution Plan for Class A (i)
        (B) Form of Amended and Restated Service and Distribution Plan for Class B (i)
        (C) Form of Amended and Restated Service and Distribution Plan for Class C (i)
        (D)  Form of Amended and Restated Service Plan for Class Q (i)
        (E) Form of Amendment to Amended and Restated Service and Distribution Plan for Class B (j)
        (F) Form of Amendment to Amended and Restated Service and Distribution Plan for Class C (j)
        (G) Form of Amendment to Amended and Restated Service and Distribution Plan for Class A (m)
        (H) Form of Amendment to Amended and Restated Service and Distribution Plan for Class T (n)
        (I)  Form of Multiple Class Plan Pursuant to Rule 18f-3(n)

   (11)      Opinion and Consent of Counsel (r)

   (12) (A)  Opinion of Counsel supporting tax matters and consequences
        (B)  Consent of Counsel

   (13) (A)  Form of Administration Agreement (j)
        (B)  Form of Agency Agreement (j)
        (C)  Form of Shareholder Service Agreement (j)
        (D)  Form of Expense Limitation Agreement (j)
        (E)  Form of Recordkeeping Agreement (j)
        (F) Form of Expense Limitation Agreement pertaining to Money Market Fund (k)
        (G) Form of Agreement among Reserve Institutional Trust; Reserve Management Company, Inc.; Reserve Partners, Inc.; Pilgrim Mutual Funds; Pilgrim Investments, Inc. with Pilgrim Securities, Inc.(k)
        (H)  Form of Amended and Restated Expense Limitation Agreement (o)

   (14) Consent of Independent Auditor (r)

   (15) Not Applicable

   (16) Powers of Attorney (r)

   (17) Not Applicable

----------
(a) Filed as an exhibit to Post-Effective Amendment No. 29 to Registrant's Form N-1A Registration Statement on May 3, 1996 and incorporated herein by reference.
(b) Filed as an exhibit to Post-Effective Amendment No. 30 to Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.
(c) Filed as an exhibit to Post-Effective Amendment No. 38 to Registrants Form N-1A Registration Statement of January 3, 1997 and incorporated herein by reference.
(d) Filed as an exhibit to Post-Effective Amendment No. 40 to Registrants Form N-1A Registration Statement on May 2, 1997 and incorporated herein by reference.
(e) Filed as an exhibit to Post-Effective Amendment No. 43 to Registrant's Form N-1A Registration Statement on July 14, 1997 and incorporated herein by reference.
(f) Filed as an exhibit to Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement on December 15, 1997 and incorporated herein by reference.
(g) Filed as an exhibit to Post-Effective Amendment No. 63 to Registrant's Form N-1A Registration Statement on July 21, 1998 and incorporated herein by reference.
(h) Filed as an exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998 and incorporated herein by reference.
(i) Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.
(j) Filed as an exhibit to Post-Effective Amendment No. 68 to Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.
(k) Filed as an exhibit to Post-Effective Amendment No. 71 to Registrant's Form N-1A Registration Statement on July 1, 1999 and incorporated herein by reference.
(l) Filed as an exhibit to Post-Effective Amendment No. 72 to Registrant's Form N-1A Registration Statement on September 2, 1999 and incorporated herein by reference.
(m) Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Form N-1A Registration Statement on October 29, 1999 and incorporated herein by reference.
(n) Filed as an exhibit to Post-Effective Amendment No. 74 to Registrant's Form N-1A Registration Statement on November 5, 1999 and incorporated herein by reference.
(o) Filed as an exhibit to Post-Effective Amendment No. 75 to Registrant's Form N-1A Registration Statement on January 4, 2000 and incorporated herein by reference.
(p) Filed as part of Post-Effective Amendment No. 80 to Registrant's Form N-1A Registration Statement as filed on November 1, 2000.
(q) Filed as part of Post-Effective Amendment No. 81 to Registrant's Form N-1A Registration Statement as filed on December 22, 2000.
(r) Filed as part of Registrant's Form N-14 Registration Statement as filed on December 2, 2000.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment No. 1 to its Registration Statement certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 25th day of May, 2001.

                                   PILGRIM MUTUAL FUNDS


                                   By: /s/ Kimberly A. Anderson
                                       --------------------------------
                                       Kimberly A. Anderson
                                       Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         Signature                        Title                         Date
         ---------                        -----                         ----

                                    Trustee and Chairman            May 25, 2001
--------------------------------
John G. Turner*

                                    President and Chief             May 25, 2001
--------------------------------    Executive Officer
James M. Hennessy

                                    Senior Vice President and       May 25, 2001
--------------------------------    Principal Financial Officer
Michael J. Roland*                  (Principal Financial Officer)


                                    Trustee                         May 25, 2001
--------------------------------
Paul S. Doherty*

                                    Trustee                         May 25, 2001
--------------------------------
Alan L. Gosule*

                                    Trustee                         May 25, 2001
--------------------------------
Walter H. May, Jr.*

                                    Trustee                         May 25, 2001
--------------------------------
Thomas J. McInerney

                                    Trustee                         May 25, 2001
--------------------------------
Jock Patton*

                                    Trustee                         May 25, 2001
--------------------------------
David W.C. Putnam*

                                    Trustee                         May 25, 2001
--------------------------------
Blaine E. Rieke

                                    Trustee                         May 25, 2001
--------------------------------
Richard A. Wedemeyer

*  By: /s/ James M. Hennessy
       --------------------------------
       James M. Hennessy
       Attorney-in-Fact**

** Executed pursuant to powers of attorney filed with the Registrant's Form N-14 Registration Statement on December 1, 2000.

                                 EXHIBIT INDEX
                                 -------------

(12)  (A)  Opinion of Counsel supporting tax matters and consequences
(12)  (B)  Consent of Counsel